Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2020 $ / shares
Class A common stock
Common stock, par value (in dollars per share)	$ 0.01
Class B common stock
Common stock, par value (in dollars per share)	0.01
Class C common stock
Common stock, par value (in dollars per share)	$ 0.01